Taxes (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes (Details) [Line Items]
Change in the valuation allowance		$ 101,829	$ 105,502
U.S. federal statutory rate	21.00%	21.00%	21.00%
Federal [Member]
Taxes (Details) [Line Items]
Operating loss carryovers			$ 450,159
State [Member]
Taxes (Details) [Line Items]
Operating loss carryovers			$ 450,159